DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024

Contracts with positive fair value
Commodities contracts	29	169
Foreign exchange contracts	42,552	4,314

	42,581	4,483

Contracts with negative fair value
Commodities contracts	(1,032)	(85)
Foreign exchange contracts	(49)	(50,257)

	(1,081)	(50,342)
Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt.

(b) Foreign exchange contracts
Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.

Since 2023, Ternium Mexico entered into several forward agreements mainly to manage the exchange rate exposure generated by future payables in EUR related to the investment plan in Pesquería among other standard liabilities in EUR. The outstanding notional amount hedged as of December 31, 2025, was EUR 208.9 million. These agreements will be due up to August 2026 and have been accounted for as cash flow hedges. As of December 31, 2025, the aggregate notional amount on these agreements amounted to $242.7 million.
In addition, during 2025 and 2024 Ternium Mexico has engaged in multiple non-deliverable forward agreements to manage the exposure arising from future payables in MXN linked to the investment plan in Pesqueria, seeking to mitigate the impact of exchange rate volatility on the budget assigned for the investment. These agreements will be due up to June 2027 and have been accounted for as cash flow hedges. As of December 31, 2025, its notional value amounted to $344.5 million.

Finally, since 2024, Ternium Mexico has entered into non-deliverable forward agreements to manage the exchange rate exposure generated by future payables in JPY related to the investment plan in Pesquería. These agreements were due up to August 2025; consequently, as of December 31, 2025, there are no outstanding amounts.
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2023	22,721	(6,824)	15,897

(Decrease) / Increase	(75,160)	22,548	(52,612)
Reclassification to income statement	—	—	—

As of December 31, 2024	(52,439)	15,724	(36,715)

(Decrease) / Increase	111,195	(33,359)	77,836
Reclassification to income statement	—	—	—

As of December 31, 2025	58,756	(17,635)	41,121
Occasionally, Ternium Colombia S.A.S. can enter into non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected off balance future trade receivables denominated in its local currency. The last agreements were due up November 2025; consequently, as of December 31, 2025, there are no outstanding amounts.

As of 2023, Ternium Guatemala entered into several non-deliverable forward agreements in order to partially manage the exchange rate exposure generated primarily by trade receivables denominated in Guatemalan quetzals. As of December 31, 2025, the notional amount on these agreements amounted to $2.0 million, which will be settling on January 2026.

From time to time, Ternium del Atlántico can enter into several non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected off balance future trade receivables denominated in Colombian pesos. These agreements were due up to January 2025; consequently, as of December 31, 2025, there are no outstanding amounts.

Occasionally, Ternium Procurement can enter into specific forward agreements in order to manage the exchange rate exposure generated by purchases of semi-finished steel products. These agreements were due up to November 2025; consequently, as of December 31, 2025, there are no outstanding amounts.
During 2024 and 2025, Ternium Argentina occasionally conducted specific forward agreements as a strategy to convert financing rates in Argentine pesos to competitive $ rates through cross currency transactions, enhancing its overall financial position. As of December 31, 2025, there are no outstanding amounts.

During 2025, Ternium Brasil entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated primarily by trade payables and capital expenditures denominated in EUR. As of December 31, 2025, the notional amount on these agreements amounted to $10.0 million, which will be settling on January 30, 2026.
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)
The net fair values of the exchange rate derivative contracts as of December 31, 2025 and 2024 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2025	2024

MEX/$	ND Forward & Forward - Buy MXN	7.1 billion MXN	39,488	(25,940)
EUR/$	Forward & ND Forward - Buy EUR	217.7 million EUR	3,016	(24,073)
EUR/$	Forward - Sell EUR	0.2 million EUR	0	189
GTQ/$	ND Forward - Sell GTQ	15.3 million GTQ	(2)	(2)
JPY/$	ND Forward - Buy JPY		—	(431)
ARS/$	ND Forward - Buy ARS		—	3,952
COP/$	ND Forward - Sell COP		—	362

			42,503	(45,943)
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; JPY: Japanese yens; MXN: Mexican pesos.

(c) Commodities contracts
Since 2023, Ternium Mexico entered into swap agreements to mitigate the specific impact of the fluctuation of zinc price fluctuations affecting the manufacturing of galvanized products to be sold with a fixed zinc price. As of December 31, 2025, Ternium Mexico has several agreements outstanding with an aggregate notional amount of $2.8 million. Outcome from these transactions will be presented in the income statement.

Since 2023, Mineraçao Usiminas, one of Usiminas’ subsidiaries, entered into forward agreements to manage the impact of the fluctuation of iron ore prices affecting its sales in the foreign market. As of December 31, 2025, Mineraçao Usiminas has several agreements outstanding with an aggregate notional amount of $26.9 million. These transactions are accounted for as cash flow hedges.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Commodities derivatives
	Gross amount	Income tax	Total

As of December 31, 2023	—	—	—

(Decrease) / Increase	(879)	299	(580)
Reclassification to income statement	—	—	—

As of December 31, 2024	(879)	299	(580)

(Decrease) / Increase	832	(281)	551
Reclassification to income statement	—	—	—

As of December 31, 2025	(47)	18	(29)